Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 13,695	€ 12,255	€ 12,159	[1]
Research and development expenses	6,706	5,692	5,530	[1]
Selling and general expenses	10,492	9,555	9,391	[1]
Other operating expenses	2,531	1,805	1,415	[1]
Amortization expense	2,053	1,580	1,681	[1]
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	10	18	19
Research and development expenses	1	3	2
Selling and general expenses	82	98	87
Other operating expenses	4	0	4
Amortization expense	€ 97	€ 119	€ 112

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.